Reclassifications and restatement of comparative figures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reclassifications Or Changes In Presentation Line Items
Provisions for liabilities and other charges	€ 226	€ 389
Trade and other payables	56,438	47,292
Total income tax payables	10,056	10,882	€ 10,833
Provisions for liabilities and other charges	27,040	19,692
Revenue	160,408	129,058	93,054
Sales and advertising expense	€ 56,019	46,016	36,944
Previously stated
Disclosure Of Reclassifications Or Changes In Presentation Line Items
Trade and other payables		47,681
Total income tax payables		147
Provisions for liabilities and other charges		30,427
Revenue		130,569	94,036
Sales and advertising expense		47,527	37,926
Difference
Disclosure Of Reclassifications Or Changes In Presentation Line Items
Provisions for liabilities and other charges		389
Trade and other payables		(389)
Total income tax payables		10,735
Provisions for liabilities and other charges		(10,735)
Revenue		(1,511)	(982)
Sales and advertising expense		€ (1,511)	€ (982)